OTHER ASSETS (Details Textual) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Asset Impairment Charges	1.6	0
Deferred Finance Costs, Net	3.1	4.9
Biron Paper Mill And Rumford Pulp And Paper Mill [Member] | Subsequent Event [Member]
Deferred Finance Costs, Net	1.2